Future Minimum Lease Payments Required under Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Operating Leased Assets [Line Items]
2015	$ 22
2016	24
2017	24
2018	24
2019	24
2020 and beyond	12
Total	$ 130